FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative asset	$ 67	$ 0
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current
Level 1
Assets
Investment securities	$ 3,326	8,411
Level 2
Assets
Derivative asset	67
Level 3
Liabilities
Put option liabilities	11,884
Convertible notes	101,912	76,770
Exchangeable notes	454,316	427,112
Mandatorily redeemable noncontrolling interest		11,381
Recurring
Assets
Investment securities	3,326	8,411
Derivative asset	67
Liabilities
Put option liabilities	11,884
Convertible notes	101,912	76,770
Exchangeable notes	$ 454,316	427,112
Mandatorily redeemable noncontrolling interest		$ 11,381